SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Due to related parties		$ 15,099	$ 17,167
P4 Engineering Industrial Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties	[1]		907
YinZhan Holding Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties	[2]	582	510
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties		$ 14,517	$ 15,750

[1]	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
[2]	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.